UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Knighthead Capital Management, LLC

Address:   623 Fifth Avenue, 29th Floor
           New York, NY 10022


Form 13F File Number: 028-14346


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas Wagner
Title:  Managing Member
Phone:  (212) 356-2900

Signature,  Place,  and  Date  of  Signing:

/s/                                New York, NY                       8/15/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              28

Form 13F Information Table Value Total:  $      479,049
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14351             Knighthead GP, LLC
----  --------------------  ----------------------------------------------------
2     028-14353             Thomas Wagner
----  --------------------  ----------------------------------------------------
3     028-14354             Ara Cohen
----  --------------------  ----------------------------------------------------



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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICAN CAP LTD             COM              02503Y103   46,684 4,701,311 SH       DEFINED    1,2,3    4,701,311      0    0
ASHLAND INC NEW              COM              044209104    4,847    75,000 SH       DEFINED    1,2,3       75,000      0    0
AUGUSTA RES CORP             COM NEW          050912203    2,512   544,300 SH       DEFINED    1,2,3      544,300      0    0
CHEMTURA CORP                COM NEW          163893209   10,863   596,882 SH       DEFINED    1,2,3      596,882      0    0
DANA HLDG CORP               COM              235825205    5,326   291,032 SH       DEFINED    1,2,3      291,032      0    0
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS     G10082140   20,810   626,431 SH       DEFINED    1,2,3      626,431      0    0
GENERAL MTRS CO              COM              37045V100    8,482   279,379 SH       DEFINED    1,2,3      279,379      0    0
GENERAL MTRS CO              JR PFD CNV SRB   37045V209      244     5,000 SH       DEFINED    1,2,3        5,000      0    0
GENERAL MTRS CO              *W EXP 07/10/201 37045V118    3,490   163,071 SH       DEFINED    1,2,3       163071      0    0
GENERAL MTRS CO              *W EXP 07/10/201 37045V126    2,598   163,071 SH       DEFINED    1,2,3       163071      0    0
GRAHAM PACKAGING CO INC      COM              384701108   20,931   829,945 SH       DEFINED    1,2,3      829,945      0    0
GRAPHIC PACKAGING HLDG CO    COM              388689101   32,891 6,046,195 SH       DEFINED    1,2,3    6,046,195      0    0
ICO GLOBAL COMM HLDGS LTD DE CL A             44930K108   10,680 3,855,650 SH       DEFINED    1,2,3    3,855,650      0    0
INGRAM MICRO INC             CL A             457153104    6,223   343,027 SH       DEFINED    1,2,3      343,027      0    0
LYONDELLBASELL INDUSTRIES N  SHS - A -        N53745100    7,629   198,060 SH       DEFINED    1,2,3      198,060      0    0
MERCER INTL INC              COM              588056101   16,203 1,607,442 SH       DEFINED    1,2,3    1,607,442      0    0
NAVISTAR INTL CORP NEW       COM              63934E108   20,466   362,488 SH       DEFINED    1,2,3      362,488      0    0
NORDION INC                  COM              65563C105   13,132 1,199,267 SH       DEFINED    1,2,3    1,199,267      0    0
OCEANEERING INTL INC         COM              675232102    6,944   171,462 SH       DEFINED    1,2,3      171,462      0    0
PLAINS EXPL& PRODTN CO       COM              726505100    4,956   130,000 SH       DEFINED    1,2,3      130,000      0    0
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS Q   780097754    5,813   333,362 SH       DEFINED    1,2,3      333,362      0    0
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF S    780097739    7,749   447,916 SH       DEFINED    1,2,3      447,916      0    0
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF T    780097713   40,007 2,129,178 SH       DEFINED    1,2,3    2,129,178      0    0
SAVIENT PHARMACEUTICALS INC  NOTE 4.750% 2/0  80517QAA8    6,376    64,000 SH       DEFINED    1,2,3       64,000      0    0
SOLUTIA INC                  COM NEW          834376501    8,491   371,582 SH       DEFINED    1,2,3      371,582      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103  131,970 1,000,000 SH  PUT  DEFINED    1,2,3    1,000,000      0    0
SPRINT NEXTEL CORP           COM SER 1        852061100    9,837 1,825,000 SH       DEFINED    1,2,3    1,825,000      0    0
TEMPLE INLAND INC            COM              879868107   22,895   769,854 SH       DEFINED    1,2,3      769,854      0    0
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